Restated Consolidated Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of digital assets		$ 1,669,500	$ 366,956
Amount due from shareholder			88,650
Net cash provided by (used in) investing activities	(275,844)	1,929,030	451,531
Foreign currency translation			4,551
Net change in cash and cash equivalents	11,612,969	400,419	744,738
Cash, cash equivalents and restricted cash - end of year			1,192,618
Non-cash operating and investing activities:
Amount due from shareholder settled by digital asset		$ 484,768	1,540,000
Previously Reported [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of digital assets
Amount due from shareholder			1,628,650
Net cash provided by (used in) investing activities			1,624,575
Foreign currency translation			(7,618)
Net change in cash and cash equivalents			1,905,613
Cash, cash equivalents and restricted cash - end of year			2,353,493
Non-cash operating and investing activities:
Amount due from shareholder settled by digital asset
Revision of Prior Period, Adjustment [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of digital assets			366,956
Amount due from shareholder			(1,540,000)
Net cash provided by (used in) investing activities			(1,173,044)
Foreign currency translation			12,169
Net change in cash and cash equivalents			(1,160,875)
Cash, cash equivalents and restricted cash - end of year			(1,160,875)
Non-cash operating and investing activities:
Amount due from shareholder settled by digital asset			$ 1,540,000